ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED LIABILITIES
ACCRUED LIABILITIES

9. ACCRUED LIABILITIES

Accrued liabilities as of December 31, 2021 and 2020 are as follows:

	December 31,
	2021	2020
Accrued expenses	$3,226	$4,257
Accrued compensation and payroll tax	19,227	18,745
Accrued interest payable	70	703
Accrued warranty expense	1,256	1,133
Deferred revenue and customer credit balances	12,605	7,262
Other accrued liabilities	4,352	3,904
	$40,736	$36,004